DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
DIRECTORS LOAN
Opening balance	$ 966,304	$ 784,947
Interest expense	100,000
Repayment of director's loans interest	(50,136)	(99,000)	$ (101,274)
Amortization of transaction costs	34,678	181,357
Closing balance	$ 1,050,846	$ 966,304	$ 784,947